Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 1,079,998	$ 3,013,131	$ 4,607,693
Net (income) loss from discontinued operations	(83,367)	(65,550)	2,357,867
Net income from continuing operations	996,631	2,947,581	6,965,560
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Allowance for doubtful accounts - accounts receivable	910,811	2,632,813	239,487
Allowance for doubtful accounts - advance to suppliers	777,848	(45,507)	927,218
Allowance for doubtful accounts – other receivables	66,305	(16,827)	59,742
Allowance for doubtful accounts - due from related party	364,288	0	0
Inventory reserve (recovery)	700,379	13,908	(84,414)
Depreciation expense	628,144	576,953	497,970
Amortization of intangible asset	443,318	201,647	6,842
Amortization of prepaid consulting expense	102,263	0	0
Gain from disposal of property, plant and equipment	(44,814)	(1,875,493)	0
Changes in operating assets and liabilities:
Accounts receivable - non-related party	7,023,546	(1,001,613)	(6,272,566)
Accounts receivable - related party	3,249,359	0	0
Advances to suppliers	(3,555,851)	2,826,316	(7,354,381)
Advances to supplier non current	1,558,916	6,839,953	(451,731)
Inventory	(147,485)	804,763	(317,545)
Other receivables	767,849	(829,716)	9,424
Government rebate receivable	(644,959)	(2,942,190)	0
Accounts payable	(2,621,226)	(532,039)	(893,016)
Accrued liabilities and other payables	49,492	(1,489,128)	362,212
Customer deposits	(115,771)	(247,059)	58,122
Taxes payable	573,660	(1,927,737)	174,817
Deferred tax liability	0	0	(98,473)
Net cash provided by (used in) continuing operations	11,082,703	5,936,625	(6,170,732)
Net cash provided by (used in) discontinued operations	3,582,177	(3,785,614)	(898,699)
Net cash provided by (used in) operating activities	14,664,880	2,151,011	(7,069,431)
Cash flows from investing activities
Acquisition of property, plant and equipment	(559,038)	(1,302,721)	(8,282)
Proceeds from disposal of property, plant and equipment	54,089	662,144	0
Additions to intangible assets	(2,585)	0	0
Payment for business acquisition	0	(4,552,240)	(3,372,925)
Payment for investment	(17,448,000)	0	0
Cash acquired from business acquisition	0	35,707	0
Changes in deposit for asset acquisition	0	443,400	0
Net cash used in continuing operations	(17,955,534)	(4,713,710)	(3,381,207)
Net cash provided by (used in) discontinued operations	(39,976)	1,220,458	1,503,233
Net cash used in investing activities	(17,995,510)	(3,493,252)	(1,877,974)
Cash flows from financing activities
Proceeds from (repayment of) loans from third party	2,455,806	(187,706)	885,694
Note receivable	14,540	(14,780)	0
Bank acceptance notes payable, net of repayment	(4,560,185)	4,911,990	1,806,924
Proceeds from bank loans	10,291,412	10,093,262	7,001,831
Repayments of bank loans	(7,835,606)	(11,957,020)	(8,251,620)
Repayment of loans from related parties	(1,175,971)	(477,565)	0
Proceeds from issuance of common stocks	0	5,968,208	7,957,100
Net cash provided by (used in) continuing operations	(810,004)	8,336,389	9,399,929
Net cash provided by discontinued operations	0	0	0
Net cash provided by (used in) financing activities	(810,004)	8,336,389	9,399,929
Effect of exchange rate changes on cash, restricted cash and cash equivalents	390,992	424,298	(491,196)
Net increase (decrease) in cash, restricted cash and cash equivalents	(3,749,642)	7,418,446	(38,672)
Cash, restricted cash and cash equivalents, beginning of year	13,619,435	6,200,989	6,239,661
Cash, restricted cash and cash equivalents, end of year	9,869,793	13,619,435	6,200,989
Supplemental disclosure information:
Income taxes paid	1,044,480	1,156,976	696,435
Interest paid	608,048	479,358	261,625
Supplemental non-cash activities:
Common shares issued for service	243,000	0	0
Common shares issued for Minority interest buyback	0	0	2,160,142
Common shares issued for acquisition of Shangchi Automobile	0	6,500,000	0
Net book value of assets and liabilities of Shangchi Automobile acquired	$ 0	$ 11,122,410	$ 0